Basis of Presentation and General information	12 Months Ended
Dec. 31, 2020
Basis of Presentation and General information [Abstract]
Basis of Presentation and General information
1.	Basis of Presentation and General information

Castor Maritime Inc. (“Castor”) was incorporated in September 2017 under the laws of the Republic of the Marshall Islands. The accompanying consolidated financial statements include the accounts of Castor and its wholly-owned subsidiaries (collectively, the “Company”).

The Company is engaged in the worldwide transportation of ocean-going cargoes through its vessel-owning subsidiaries. On December 21, 2018, Castor’s common shares began trading on the Norwegian OTC and on February 11, 2019, they began trading on the Nasdaq Capital Market, or Nasdaq, under the symbol “CTRM”.

As of December 31, 2020, Castor was controlled by Thalassa Investment Co. S.A. (“Thalassa”) by virtue of the 100% Series B preferred shares owned by it and, as a result, could control the outcome of matters on which shareholders are entitled to vote. Thalassa is controlled by Petros Panagiotidis, the Company’s Chairman, Chief Executive Officer and Chief Financial Officer.

Pavimar S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Pavimar”), a related party controlled by the sister of Petros Panagiotidis, Ismini Panagiotidis, provides technical, crew and operational management services to the Company.

Castor Ships S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Castor Ships”), a related party controlled by the Company’s Chairman, Chief Executive Officer and Chief Financial Officer, manages overall the Company’s business and provides commercial, chartering and administrative services to the Company.

As of December 31, 2020, the Company was the sole owner of all outstanding shares of the following subsidiary companies:

Vessel owning subsidiaries consolidated owning dry-bulk Panamax vessels

Company	Country of incorporation	Vessel Name	DWT	Year Built	Delivery date to Castor
Spetses Shipping Co. (“Spetses”)	Marshall Islands	Magic P	76,453	2004	February 2017
Bistro Maritime Co. (“Bistro”)	Marshall Islands	Magic Sun	75,311	2001	September 2019
Pikachu Shipping Co. (“Pikachu”)	Marshall Islands	Magic Moon	76,602	2005	October 2019
Bagheera Shipping Co. (“Bagheera”)	Marshall Islands	Magic Rainbow	73,593	2007	August 2020
Pocahontas Shipping Co. (“Pocahontas”)	Marshall Islands	Magic Horizon	76,619	2010	October 2020
Jumaru Shipping Co. (“Jumaru”)	Marshall Islands	Magic Nova	78,833	2010	October 2020

Change of fiscal year

On September 27, 2019, the Company’s Board of Directors authorized a change in Castor’s fiscal year end from September 30 to December 31. This change in the Company’s fiscal year end resulted in a three-month transition period from October 1, 2018 to December 31, 2018 (the “Transition Period”). On December 16, 2019, the Company filed an audited transition report on Form 20-F with the U.S. Securities and Exchange Commission for the Transition Period.

Credit concentration:

During the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the years ended December 31, 2019 and 2020, charterers that individually accounted for more than 10% of the Company’s revenues (as percentages of total revenues) were as follows:

Charterer	Year Ended September 30, 2018	Three Months Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
A	24%	100%	63%	34%
B	52%	—%	—%	—%
C	17%	—%	—%	—%
D	—%	—%	13%	—%
E	—%	—%	12%	24%
F	—%	—%	12%	—%
Total	93%	100%	100%	58%

COVID-19 related considerations

The COVID-19 ongoing pandemic has negatively impacted, and may continue to impact negatively, global economic activity and demand, including the shipping industry into which the Company operates. In case that the ongoing COVID-19 pandemic continues to negatively impact market rates in the long-term, depending on the pervasiveness of such economic recession, there could be a significant negative impact in the Company’s liquidity, vessels’ value and overall financial condition. The COVID-19 pandemic has had a negative impact on certain of the Company’s vessels’ charter rates and, therefore, on the Company’s voyage revenues for the year ended December 31, 2020. Additionally, during 2020, the Company has experienced disruptions and in certain cases, prolonged delays, to the majority of its vessels’ normal operations caused by deviation time associated with quarantine checks, crew changes and positioning its vessels to countries in which it can rotate crew in compliance with such measures. These overall difficulties have caused the Company’s operating costs and, more specifically, crew costs, to increase during the year ended December 31, 2020 while also having elevating its fleet off-hire days.

The Company evaluates on a quarterly basis its ability to continue as a going concern in accordance the provisions of ASU No. 2014-15 for a period of one year after the date that the financial statements are issued. In light of the continuity of the COVID-19 pandemic and the overall uncertainty on its potential future impact, the Company, as at December 31, 2020, performed a sensitivity analysis on key assumptions such as the estimates of future charter rates for non-contracted revenue days in order to identify conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued. As per the Company’s evaluation, it was concluded that COVID-19 related considerations did not adversely affect the Company’s ability to continue as a going concern.